ABERDEEN FUNDS

Aberdeen U.S. High Yield Bond Fund

(the “Fund”)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 18, 2013 (SEC Accession No. 0001104659-13-090856).